                       SUPPLEMENT DATED SEPTEMBER 16, 2005
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended for distribution with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Wealthmark Variable Annuity" or "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."


                     CHANGES TO VARIABLE INVESTMENT OPTIONS


A. WE REVISE INFORMATION IN THE PRODUCT PROSPECTUSES IN CONNECTION WITH THE SVS INDEX 500 VARIABLE INVESTMENT OPTION:

Effective September 16, 2005, the underlying SVS INDEX 500 PORTFOLIO merged into the SCUDDER VIT EQUITY 500 INDEX FUND as part of Deutsche Investment Management Americas Inc. ("DeIM") initiative to restructure and streamline the family of Scudder funds.

We add the following information to the table in the Product Prospectuses that describes the operating expenses for each of the portfolios:

--------------------------------------------------------------------------------
                                                    RULE                TOTAL
                                        MANAGEMENT  12b-1    OTHER      ANNUAL
PORTFOLIO                               FEES        FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
Scudder VIT Equity 500 Index(11)        0.20%       0.25%    0.21%      0.66%
--------------------------------------------------------------------------------

(11) Other Expenses includes a subrecordkeeping fee of up to 0.15%. Estimated since no class B2 shares were issued as of the fund's fiscal year end.

We revise the table in the Product Prospectuses that contains a general description of the Portfolios replacing the information concerning SVS Index 500 Portfolio with information concerning the Scudder VIT Equity 500 Index Fund, as follows:

--------------------------------------------------------------------------------
                           SCUDDER VARIABLE SERIES II:
                                (CLASS B2 SHARES)
--------------------------------------------------------------------------------
PORTFOLIO                 PORTFOLIO MANAGER   INVESTMENT DESCRIPTION
--------------------------------------------------------------------------------
Scudder VIT Equity 500    DeIM                Seeks to replicate, as closely
Index Fund                                    as possible, before deduction
                                              of expenses, the performance
                                              of the Standard & Poor's 500
                                              Composite Stock Price Index,
                                              which emphasizes stocks of
                                              large U.S. companies.
--------------------------------------------------------------------------------


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


B. WE REVISE INFORMATION IN THE PRODUCT PROSPECTUSES IN CONNECTION WITH THE SCUDDER BOND VARIABLE INVESTMENT OPTION:

We revise the table in the Product Prospectuses that contains a general description of the Portfolios to state that the Scudder Bond Portfolio is a series of the Scudder Variable Series I, as follows:

--------------------------------------------------------------------------------
                            SCUDDER VARIABLE SERIES I
                                (CLASS B SHARES)
--------------------------------------------------------------------------------
PORTFOLIO                 PORTFOLIO MANAGER   INVESTMENT DESCRIPTION
--------------------------------------------------------------------------------
Scudder Bond Portfolio    DeIM                Seeks to provide a high level of
                                              income consistent with a high
                                              quality portfolio of debt
                                              securities. Under normal
                                              circumstances, the portfolio
                                              invests at least 80% of net
                                              assets, plus the amount of any
                                              borrowings for investment
                                              purposes, in bonds of any
                                              maturity.
--------------------------------------------------------------------------------

You should disregard reference to the Scudder Bond Portfolio as a series of Scudder Variable Series II.

YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE UNDERLYING PORTFOLIOS, INCLUDING THE SCUDDER VIT EQUITY 500 INDEX FUND, BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.





Wealthmark                 333-70728, 333-70730
Wealthmark ML3             333-70850
NYWealthmark               33-79112, 33-46217
NYWealthmark ML3           333-83558                                    JH-3601


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